Average Annual Total Returns{- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-11 - Fidelity Advisor® Value Strategies Fund	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Strategies Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Strategies Fund - Class I Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	1.75%	8.19%	8.57%	1.40%	5.45%	7.11%	1.03%	5.75%	6.62%	3.94%	8.46%	8.60%	6.10%	8.63%	8.38%	8.22%	9.74%	9.50%	4.96%	9.73%	10.49%